Acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
Mimran
Acquisitions
Summary of total purchase price for this acquisition subject to working capital adjustment, based on acquisition date fair values and using the exchange rate in effect at the time of acquisition

(Millions of dollars)	Fair Value
Cash payment, net of $64 million of cash acquired	$264
Euro-denominated note payable due 2021, 3.25% interest	46
Contingent consideration	14
Total fair value of consideration at acquisition date	$324

Schedule of allocation of purchase price

(Millions of dollars)	Fair Value
Current assets	$83
Property, plant and equipment	91
Intangible assets	78
Goodwill	148
Other long-term assets	4
Total fair value of assets acquired	404
Current liabilities	(38)
Other long-term liabilities	(38)
Total fair value of liabilities assumed	(76)
Less: Noncontrolling interest	(4)
Net fair value of assets acquired	$324

Schedule of proforma information related to acquisitions

	Year ended
(Unaudited)	December 31,
(Millions of dollars except per share amounts)	2018	2017
Net sales	$6,643	$6,095
Net earnings (loss)	$(13)	$272
Earnings (loss) per common share	$(10.90)	$233.45

New Fashion Pork, LLP
Acquisitions
Schedule of allocation of purchase price

(Millions of dollars)
Inventories	$6
Property, plant and equipment	34
Total consideration transferred	$40

Texas Farm LLC
Acquisitions
Schedule of allocation of purchase price

(Millions of dollars)
Inventories	$16
Property, plant and equipment	42
Goodwill	3
Accounts payable	(2)
Total consideration transferred	$59

Christensen Farms
Acquisitions
Schedule of allocation of purchase price

(Millions of dollars)
Inventories	$33
Property, plant and equipment	111
Intangible assets	1
Goodwill	3
Total consideration transferred	$148

Belarina
Acquisitions
Schedule of allocation of purchase price

(Millions of dollars)
Accounts receivable	$7
Inventories	6
Property, plant and equipment	25
Other assets	4
Goodwill	1
Third-party debt	(14)
Other liabilities	(11)
Total business valuation	$18
Fair value of pre-existing interest	$18